Net interest income (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Interest income
Total interest income	$ 14,684	$ 16,254	$ 16,968
Interest income, percentage movement from prior period	(10.00%)
Interest income, percentage movement from same period of prior year	(13.00%)
Interest expense
Total interest expense	$ (5,684)	(7,610)	(8,705)
Interest expense, percentage movement from prior period	(25.00%)
Interest expense, percentage movement from same period of prior year	(35.00%)
Net interest income	$ 9,000	8,644	8,263
Net interest income, percentage movement from prior period	4.00%
Net interest income, percentage movement from same period of prior year	9.00%
Customer refunds recognised in interest income	$ 132	146	226
Interest expense on lease liabilities	32
Calculated using the effective interest rate method
Interest income
Cash and balances with central banks	$ 114	141	193
Cash and balances with central banks, percentage movement from prior period	(19.00%)
Cash and balances with central banks, percentage movement from same period in prior year	(41.00%)
Collateral paid	$ 69	99	102
Collateral paid, percentage movement from prior period	(30.00%)
Collateral paid, percentage movement from same period in prior year	(32.00%)
Investment securities	$ 881	961	958
Investment securities, percentage movement from prior period	(8.00%)
Investment securities, percentage movement from same period in prior year	(8.00%)
Loans	$ 13,336	14,679	15,350
Loans, percentage movement from prior period	(9.00%)
Loans, percentage movement from same period in prior year	(13.00%)
Other financial assets	$ 12	20	15
Other financial assets, percentage movement from prior period	(40.00%)
Other financial assets, percentage movement from same period in prior year	(20.00%)
Total interest income	$ 14,412	15,900	16,618
Interest income, percentage movement from prior period	(9.00%)
Interest income, percentage movement from same period of prior year	(13.00%)
Interest expense
Collateral received	$ (19)	(37)	(20)
Collateral received, percentage movement from prior period	(49.00%)
Collateral received, percentage movement from same period in prior year	(5.00%)
Deposits and other borrowings	$ (2,860)	(3,843)	(4,124)
Deposits and other borrowings, percentage movement from prior period	(26.00%)
Deposits and other borrowings, percentage movement from same period in prior year	(31.00%)
Debt issues	$ (1,829)	(2,407)	(2,299)
Debt issues, percentage movement from prior period	(24.00%)
Debt issues, percentage movement from same period in prior year	(20.00%)
Loan capital	$ (430)	(390)	(386)
Loan capital, percentage movement from prior period	10.00%
Loan capital, percentage movement from same period in prior year	11.00%
Other financial liabilities	$ (87)	(131)	(143)
Other financial liabilities, percentage movement from prior period	(34.00%)
Other financial liabilities, percentage movement from same period in prior year	(39.00%)
Total interest expense	$ (5,225)	(6,808)	(6,972)
Interest expense, percentage movement from prior period	(23.00%)
Interest expense, percentage movement from same period of prior year	(25.00%)
Other
Interest income
Net ineffectiveness on qualifying hedges	$ 35	21	7
Net effectiveness on qualifying hedges, percentage movement from prior period	67.00%
Trading securities and financial assets measured at FVIS	$ 234	328	334
Trading securities and financial assets designated at fair value, percentage movement from prior period	(29.00%)
Trading securities and financial assets designated at fair value, percentage movement from same period in prior year	(30.00%)
Loans	$ 3	5	9
Loans, percentage movement from prior period	(40.00%)
Loans, percentage movement from same period in prior year	(67.00%)
Total interest income	$ 272	354	350
Interest income, percentage movement from prior period	(23.00%)
Interest income, percentage movement from same period of prior year	(22.00%)
Interest expense
Deposits and other borrowings	$ (295)	(427)	(551)
Deposits and other borrowings, percentage movement from prior period	(31.00%)
Deposits and other borrowings, percentage movement from same period in prior year	(46.00%)
Trading liabilities	$ 177	(27)	(888)
Debt issues	$ (68)	(110)	(53)
Debt issues, percentage movement from prior period	(38.00%)
Debt issues, percentage movement from same period in prior year	28.00%
Bank levy	$ (196)	(198)	(193)
Bank levy, percentage movement from prior period	(1.00%)
Bank levy, percentage movement from same period in prior year	2.00%
Other interest expense	$ (77)	(40)	(48)
Other interest expense, percentage movement from prior period	93.00%
Other interest expense, percentage movement from same period in prior year	60.00%
Total interest expense	$ (459)	$ (802)	$ (1,733)
Interest expense, percentage movement from prior period	(43.00%)
Interest expense, percentage movement from same period of prior year	(74.00%)